Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Expected federal income tax expense (benefit) at statutory rate of 21% and 35% at December 31, 2018 and 2017, respectively	$ (8,888)	$ (6,191)
Effect of permanent other differences
Debt extinguishment	5,145	170
Transaction Cost Amortization	552	0
Other	319	(28)
Effect of valuation allowance	3,479	(12,572)
Other	39	(1,147)
Impact of change in federal tax rate on deferred tax asset	0	20,479
State income tax expense (benefit), net of federal benefit	(646)	(690)
Total	$ 0	$ 21